ACQUISITION (Details) - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Notes payable issued	$ 907,407	$ 0
Common stock issued	7,055,179	0
Less intangible and intellectual property	(2,498,737)	0
Net goodwill/intangible recorded	1,960,345	$ 0	$ 0
Brekford
Common stock issued	5,851,193
Total consideration	5,851,193
Less cash received	(1,943,778)
Less other assets	(3,139,007)
Plus liabilities assumed	1,191,937
Net goodwill/intangible recorded	1,960,345
Firestorm
Cash paid	500,000
Notes payable issued	907,407
Common stock issued	976,286
Warrants issued, at $2.58	125,411
Warrants issued, at $3.61	102,289
Total consideration	2,611,393
Less cash received	(82,296)
Less other assets	(137,457)
Less intangible and intellectual property	(2,497,686)
Plus liabilities assumed	106,046
Net goodwill/intangible recorded	$ 0